Revenue - Revenues by Geographic Location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 32,867	$ 31,698	$ 16,651	$ 40,785	$ 137,601
U.S.
Disaggregation of Revenue [Line Items]
Total revenues	31,351	30,911	15,856	38,774	133,309
Luxembourg
Disaggregation of Revenue [Line Items]
Total revenues	1,230	715	795	1,535	3,724
South Korea
Disaggregation of Revenue [Line Items]
Total revenues	140	61	0	147	272
Germany
Disaggregation of Revenue [Line Items]
Total revenues	104	11	0	46	140
Poland
Disaggregation of Revenue [Line Items]
Total revenues			0	169	138
Other
Disaggregation of Revenue [Line Items]
Total revenues	$ 42	$ 0	$ 0	$ 114	$ 18